PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Change in Benefit Obligation, Plan Assets and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. Postretirement Benefit Plan
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	$ 39	$ 41
Service cost	0	0	$ 0
Interest cost	1	1	1
Settlements	0	0
Benefits paid	(3)	(4)
Actuarial (gain) losses	(2)	1
Currency translation adjustments	0	0
Projected benefit obligation, end of year	35	39	41
Change in Plan Assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	3	4
Settlements	0	0
Benefits paid	(3)	(4)
Currency translation adjustments	0	0
Fair value of plan assets, end of year	0	0	0
Funded status, end of year	(35)	(39)
Recognized as:
Other non-current assets	0	0
Accrued and other current liabilities	4	4
Other non-current liabilities	31	35
United States | Pension Benefit Plans
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	236	227
Service cost	1	1	2
Interest cost	4	6	8
Settlements	(4)	0
Benefits paid	(11)	(15)
Actuarial (gain) losses	(6)	17
Currency translation adjustments	0	0
Projected benefit obligation, end of year	220	236	227
Change in Plan Assets
Fair value of plan assets, beginning of year	231	216
Actual return on plan assets	8	29
Company contributions	0	1
Settlements	(4)	0
Benefits paid	(11)	(15)
Currency translation adjustments	0	0
Fair value of plan assets, end of year	224	231	216
Funded status, end of year	4	(5)
Recognized as:
Other non-current assets	4	0
Accrued and other current liabilities	0	0
Other non-current liabilities	0	5
Non-U.S. Plans | Pension Benefit Plans
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	294	259
Service cost	3	3	3
Interest cost	4	4	5
Settlements	(43)	(3)
Benefits paid	(4)	(4)
Actuarial (gain) losses	(8)	13
Currency translation adjustments	(18)	22
Projected benefit obligation, end of year	228	294	259
Change in Plan Assets
Fair value of plan assets, beginning of year	189	161
Actual return on plan assets	18	11
Company contributions	28	8
Settlements	(43)	(2)
Benefits paid	(4)	(4)
Currency translation adjustments	(13)	15
Fair value of plan assets, end of year	175	189	$ 161
Funded status, end of year	(53)	(105)
Recognized as:
Other non-current assets	0	0
Accrued and other current liabilities	2	2
Other non-current liabilities	$ 51	$ 103